QUARTERLY RESULTS OF OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2018
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Information

The following summarizes certain quarterly results of operations:

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
	(in thousands, except per unit data)
Year Ended December 31, 2018
Revenues	$77,945	$81,571	$73,185	$83,425
Gross loss	(8,026)	(8,738)	(10,016)	(5,610)
Net loss	(17,923)	(17,017)	(17,225)	(20,534)
General partner’s interest in net loss for the period	(187)	(177)	(179)	(214)
Limited partners’ interest in net loss for the period	(17,736)	(16,840)	(17,046)	(20,320)
Net loss per limited partner unit (basic and diluted)	$(0.47)	$(0.44)	$(0.45)	$(0.54)
Year Ended December 31, 2017
Revenues	$82,946	$85,952	$84,034	$85,295
Gross profit (loss)	(1,049)	(3,113)	(2,348)	(4,163)
Net loss (1)	(8,561)	(11,582)	(9,576)	(45,439)
General partner’s interest in net income (loss) for the period	(89)	(121)	(99)	(473)
Limited partners’ interest in net loss for the period	(8,472)	(11,461)	(9,477)	(44,966)
Net loss per limited partner unit (basic and diluted)	$(0.22)	$(0.30)	$(0.25)	$(1.18)

(1)Net loss in the fourth quarter of 2017 includes loss on goodwill impairment of $45.6 million.